RESEARCH AND DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Research and Development [Abstract]
SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSES

	Year ended December 31
	2024	2023

Salaries and related expenses	-	71
IPR&D	-	1,662
Subcontractors	353	138
Depreciation	2	13
Vehicle maintenance	-	14
Rent and asset management	-	14
Laboratory and field tests	-	2
Other expenses	14	24
	369	1,938